SIGNIFICANT ACCOUNTING POLICIES (Details 1)	3 Months Ended
Mar. 31, 2021
Accounts Payable
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IFRS 9	Amortized cost
Cash
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IFRS 9	FVTPL
Marketable Securities
DisclosureOfChangesInClassificationsLineItems [Line Items]
Classification under IFRS 9	FVTPL